Shareholder Report	12 Months Ended	63 Months Ended	95 Months Ended	96 Months Ended	111 Months Ended
	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Income Fund
Entity Central Index Key	0000751199
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Fidelity Total Bond K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond K6 Fund
Class Name	Fidelity® Total Bond K6 Fund
Trading Symbol	FTKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond K6 Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond K6 Fund	$ 30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, allocations to "plus sectors", led by high-yield bonds, emerging-markets debt and global bonds, notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Index for the fiscal year.
•Non-benchmark exposure to leveraged loans and high-yield commercial mortgage-backed securities also provided a boost to performance versus the benchmark.
•Among investment-grade bonds, overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each added modest value.
•In contrast, underweight holdings in investment-grade corporate bonds, particularly below-benchmark exposure to industrials, detracted from the fund's relative performance.
•An underweight in mortgage-backed securities modestly hurt as well.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by slightly reducing exposure to investment-grade corporate bonds and increasing the allocation to mortgage-backed securities in the second half of the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through August 31, 2026. Initial investment of $10,000. Fidelity® Total Bond K6 Fund $10,000 $10,135 $10,068 $11,046 $11,905 $12,206 $10,854 $10,882 $11,779 $12,235 Bloomberg U.S. Aggregate Bond Index $10,000 $10,154 $10,047 $11,070 $11,786 $11,776 $10,420 $10,296 $11,047 $11,393 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Total Bond K6 Fund 2.19% 0.48% 2.44% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.62% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 7,886,764,107	$ 7,886,764,107	$ 7,886,764,107	$ 7,886,764,107	$ 7,886,764,107
Holdings Count | shares	4,698	4,698	4,698	4,698	4,698
Advisory Fees Paid, Amount	$ 23,059,841
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$7,886,764,107
Number of Holdings	4,698
Total Advisory Fee	$23,059,841
Portfolio Turnover	159%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 55.9 AAA 6.5 AA 0.4 A 6.9 BBB 13.8 BB 3.9 B 5.1 CCC,CC,C 1.0 D 0.0 Not Rated 8.4 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 55.9 AAA - 6.5 AA - 0.4 A - 6.9 BBB - 13.8 BB - 3.9 B - 5.1 CCC,CC,C - 1.0 D - 0.0 Not Rated - 8.4 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (2.0)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 39.9 Corporate Bonds 23.2 U.S. Government Agency - Mortgage Securities 16.0 Asset-Backed Securities 8.7 CMOs and Other Mortgage Related Securities 7.7 Bank Loan Obligations 5.0 Foreign Government and Government Agency Obligations 1.1 Preferred Securities 0.2 Common Stocks 0.1 Alternative Funds 0.1 Preferred Stocks 0.0 Other Investments 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 39.9 Corporate Bonds - 23.2 U.S. Government Agency - Mortgage Securities - 16.0 Asset-Backed Securities - 8.7 CMOs and Other Mortgage Related Securities - 7.7 Bank Loan Obligations - 5.0 Foreign Government and Government Agency Obligations - 1.1 Preferred Securities - 0.2 Common Stocks - 0.1 Alternative Funds - 0.1 Preferred Stocks - 0.0 Other Investments - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.0)% United States 87.8 Grand Cayman (UK Overseas Ter) 4.2 United Kingdom 1.1 Mexico 1.1 Bailiwick Of Jersey 0.9 Ireland 0.8 Germany 0.7 Canada 0.6 Switzerland 0.5 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.8 Grand Cayman (UK Overseas Ter) - 4.2 United Kingdom - 1.1 Mexico - 1.1 Bailiwick Of Jersey - 0.9 Ireland - 0.8 Germany - 0.7 Canada - 0.6 Switzerland - 0.5 Others - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.6 US Treasury Bonds 12.3 Fannie Mae Mortgage pass-thru certificates 5.4 Ginnie Mae II Pool 3.4 Freddie Mac Gold Pool 3.2 Uniform Mortgage Backed Securities 2.7 Freddie Mac Multifamily Structured pass-thru certificates 1.5 JPMorgan Chase & Co 1.3 Ginnie Mae I Pool 0.9 Wells Fargo & Co 0.9 59.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Total Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity® Total Bond Fund
Trading Symbol	FTBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond Fund	$ 45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, allocations to "plus sectors", led by high-yield bonds, emerging-markets debt and global bonds, notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Non-benchmark exposure to leveraged loans and high-yield commercial mortgage-backed securities also provided a boost to performance versus the benchmark.
•Among investment-grade bonds, overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each added modest value.
•In contrast, underweight holdings in investment-grade corporate bonds, particularly below-benchmark exposure to industrials, detracted from the fund's relative performance.
•An underweight in mortgage-backed securities modestly hurt as well.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by slightly reducing exposure to investment-grade corporate bonds and increasing the allocation to mortgage-backed securities in the second half of the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® Total Bond Fund $10,000 $10,207 $10,151 $11,131 $11,979 $12,265 $10,865 $10,904 $11,834 $12,283 $12,530 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Total Bond Fund 2.01% 0.43% 2.28% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 41,945,078,703	$ 41,945,078,703	$ 41,945,078,703	$ 41,945,078,703	$ 41,945,078,703
Holdings Count | shares	6,727	6,727	6,727	6,727	6,727
Advisory Fees Paid, Amount	$ 118,864,423
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$41,945,078,703
Number of Holdings	6,727
Total Advisory Fee	$118,864,423
Portfolio Turnover	152%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 55.4 AAA 5.5 AA 0.7 A 7.8 BBB 13.6 BB 4.1 B 5.1 CCC,CC,C 1.1 D 0.0 Not Rated 8.8 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 55.4 AAA - 5.5 AA - 0.7 A - 7.8 BBB - 13.6 BB - 4.1 B - 5.1 CCC,CC,C - 1.1 D - 0.0 Not Rated - 8.8 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (2.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 39.4 Corporate Bonds 23.3 U.S. Government Agency - Mortgage Securities 16.0 Asset-Backed Securities 8.5 CMOs and Other Mortgage Related Securities 7.8 Bank Loan Obligations 5.3 Foreign Government and Government Agency Obligations 1.4 Preferred Securities 0.3 Common Stocks 0.1 Other Investments 0.1 Preferred Stocks 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 39.4 Corporate Bonds - 23.3 U.S. Government Agency - Mortgage Securities - 16.0 Asset-Backed Securities - 8.5 CMOs and Other Mortgage Related Securities - 7.8 Bank Loan Obligations - 5.3 Foreign Government and Government Agency Obligations - 1.4 Preferred Securities - 0.3 Common Stocks - 0.1 Other Investments - 0.1 Preferred Stocks - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.2)% United States 87.3 Grand Cayman (UK Overseas Ter) 4.5 United Kingdom 1.1 Mexico 1.1 Bailiwick Of Jersey 0.6 Ireland 0.6 Germany 0.6 Switzerland 0.5 France 0.5 Others 3.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.3 Grand Cayman (UK Overseas Ter) - 4.5 United Kingdom - 1.1 Mexico - 1.1 Bailiwick Of Jersey - 0.6 Ireland - 0.6 Germany - 0.6 Switzerland - 0.5 France - 0.5 Others - 3.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.4 US Treasury Bonds 12.0 Fannie Mae Mortgage pass-thru certificates 5.0 Freddie Mac Gold Pool 3.9 Ginnie Mae II Pool 3.4 Uniform Mortgage Backed Securities 2.7 Freddie Mac Multifamily Structured pass-thru certificates 1.6 JPMorgan Chase & Co 1.3 Morgan Stanley 1.1 Bank of America Corp 1.0 59.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Total Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class Z
Trading Symbol	FBKWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, allocations to "plus sectors", led by high-yield bonds, emerging-markets debt and global bonds, notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Non-benchmark exposure to leveraged loans and high-yield commercial mortgage-backed securities also provided a boost to performance versus the benchmark.
•Among investment-grade bonds, overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each added modest value.
•In contrast, underweight holdings in investment-grade corporate bonds, particularly below-benchmark exposure to industrials, detracted from the fund's relative performance.
•An underweight in mortgage-backed securities modestly hurt as well.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by slightly reducing exposure to investment-grade corporate bonds and increasing the allocation to mortgage-backed securities in the second half of the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,216 $10,159 $11,150 $12,012 $12,310 $10,922 $10,971 $11,905 $12,381 $12,641 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 2.10% 0.53% 2.37% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 41,945,078,703	$ 41,945,078,703	$ 41,945,078,703	$ 41,945,078,703	$ 41,945,078,703
Holdings Count | shares	6,727	6,727	6,727	6,727	6,727
Advisory Fees Paid, Amount	$ 118,864,423
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$41,945,078,703
Number of Holdings	6,727
Total Advisory Fee	$118,864,423
Portfolio Turnover	152%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 55.4 AAA 5.5 AA 0.7 A 7.8 BBB 13.6 BB 4.1 B 5.1 CCC,CC,C 1.1 D 0.0 Not Rated 8.8 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 55.4 AAA - 5.5 AA - 0.7 A - 7.8 BBB - 13.6 BB - 4.1 B - 5.1 CCC,CC,C - 1.1 D - 0.0 Not Rated - 8.8 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (2.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 39.4 Corporate Bonds 23.3 U.S. Government Agency - Mortgage Securities 16.0 Asset-Backed Securities 8.5 CMOs and Other Mortgage Related Securities 7.8 Bank Loan Obligations 5.3 Foreign Government and Government Agency Obligations 1.4 Preferred Securities 0.3 Common Stocks 0.1 Other Investments 0.1 Preferred Stocks 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 39.4 Corporate Bonds - 23.3 U.S. Government Agency - Mortgage Securities - 16.0 Asset-Backed Securities - 8.5 CMOs and Other Mortgage Related Securities - 7.8 Bank Loan Obligations - 5.3 Foreign Government and Government Agency Obligations - 1.4 Preferred Securities - 0.3 Common Stocks - 0.1 Other Investments - 0.1 Preferred Stocks - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.2)% United States 87.3 Grand Cayman (UK Overseas Ter) 4.5 United Kingdom 1.1 Mexico 1.1 Bailiwick Of Jersey 0.6 Ireland 0.6 Germany 0.6 Switzerland 0.5 France 0.5 Others 3.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.3 Grand Cayman (UK Overseas Ter) - 4.5 United Kingdom - 1.1 Mexico - 1.1 Bailiwick Of Jersey - 0.6 Ireland - 0.6 Germany - 0.6 Switzerland - 0.5 France - 0.5 Others - 3.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.4 US Treasury Bonds 12.0 Fannie Mae Mortgage pass-thru certificates 5.0 Freddie Mac Gold Pool 3.9 Ginnie Mae II Pool 3.4 Uniform Mortgage Backed Securities 2.7 Freddie Mac Multifamily Structured pass-thru certificates 1.6 JPMorgan Chase & Co 1.3 Morgan Stanley 1.1 Bank of America Corp 1.0 59.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Total Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class M
Trading Symbol	FEPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, allocations to "plus sectors", led by high-yield bonds, emerging-markets debt and global bonds, notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Non-benchmark exposure to leveraged loans and high-yield commercial mortgage-backed securities also provided a boost to performance versus the benchmark.
•Among investment-grade bonds, overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each added modest value.
•In contrast, underweight holdings in investment-grade corporate bonds, particularly below-benchmark exposure to industrials, detracted from the fund's relative performance.
•An underweight in mortgage-backed securities modestly hurt as well.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by slightly reducing exposure to investment-grade corporate bonds and increasing the allocation to mortgage-backed securities in the second half of the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,769 $9,675 $10,578 $11,352 $11,588 $10,242 $10,248 $11,078 $11,477 $11,673 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) -2.36% -0.67% 1.56% Class M (without 4.00% sales charge) 1.71% 0.15% 1.97% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 41,945,078,703	$ 41,945,078,703	$ 41,945,078,703	$ 41,945,078,703	$ 41,945,078,703
Holdings Count | shares	6,727	6,727	6,727	6,727	6,727
Advisory Fees Paid, Amount	$ 118,864,423
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$41,945,078,703
Number of Holdings	6,727
Total Advisory Fee	$118,864,423
Portfolio Turnover	152%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 55.4 AAA 5.5 AA 0.7 A 7.8 BBB 13.6 BB 4.1 B 5.1 CCC,CC,C 1.1 D 0.0 Not Rated 8.8 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 55.4 AAA - 5.5 AA - 0.7 A - 7.8 BBB - 13.6 BB - 4.1 B - 5.1 CCC,CC,C - 1.1 D - 0.0 Not Rated - 8.8 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (2.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 39.4 Corporate Bonds 23.3 U.S. Government Agency - Mortgage Securities 16.0 Asset-Backed Securities 8.5 CMOs and Other Mortgage Related Securities 7.8 Bank Loan Obligations 5.3 Foreign Government and Government Agency Obligations 1.4 Preferred Securities 0.3 Common Stocks 0.1 Other Investments 0.1 Preferred Stocks 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 39.4 Corporate Bonds - 23.3 U.S. Government Agency - Mortgage Securities - 16.0 Asset-Backed Securities - 8.5 CMOs and Other Mortgage Related Securities - 7.8 Bank Loan Obligations - 5.3 Foreign Government and Government Agency Obligations - 1.4 Preferred Securities - 0.3 Common Stocks - 0.1 Other Investments - 0.1 Preferred Stocks - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.2)% United States 87.3 Grand Cayman (UK Overseas Ter) 4.5 United Kingdom 1.1 Mexico 1.1 Bailiwick Of Jersey 0.6 Ireland 0.6 Germany 0.6 Switzerland 0.5 France 0.5 Others 3.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.3 Grand Cayman (UK Overseas Ter) - 4.5 United Kingdom - 1.1 Mexico - 1.1 Bailiwick Of Jersey - 0.6 Ireland - 0.6 Germany - 0.6 Switzerland - 0.5 France - 0.5 Others - 3.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.4 US Treasury Bonds 12.0 Fannie Mae Mortgage pass-thru certificates 5.0 Freddie Mac Gold Pool 3.9 Ginnie Mae II Pool 3.4 Uniform Mortgage Backed Securities 2.7 Freddie Mac Multifamily Structured pass-thru certificates 1.6 JPMorgan Chase & Co 1.3 Morgan Stanley 1.1 Bank of America Corp 1.0 59.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Total Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class I
Trading Symbol	FEPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, allocations to "plus sectors", led by high-yield bonds, emerging-markets debt and global bonds, notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Non-benchmark exposure to leveraged loans and high-yield commercial mortgage-backed securities also provided a boost to performance versus the benchmark.
•Among investment-grade bonds, overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each added modest value.
•In contrast, underweight holdings in investment-grade corporate bonds, particularly below-benchmark exposure to industrials, detracted from the fund's relative performance.
•An underweight in mortgage-backed securities modestly hurt as well.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by slightly reducing exposure to investment-grade corporate bonds and increasing the allocation to mortgage-backed securities in the second half of the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Class I $10,000 $10,202 $10,131 $11,105 $11,946 $12,226 $10,832 $10,866 $11,775 $12,228 $12,468 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 1.96% 0.39% 2.23% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 41,945,078,703	$ 41,945,078,703	$ 41,945,078,703	$ 41,945,078,703	$ 41,945,078,703
Holdings Count | shares	6,727	6,727	6,727	6,727	6,727
Advisory Fees Paid, Amount	$ 118,864,423
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$41,945,078,703
Number of Holdings	6,727
Total Advisory Fee	$118,864,423
Portfolio Turnover	152%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 55.4 AAA 5.5 AA 0.7 A 7.8 BBB 13.6 BB 4.1 B 5.1 CCC,CC,C 1.1 D 0.0 Not Rated 8.8 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 55.4 AAA - 5.5 AA - 0.7 A - 7.8 BBB - 13.6 BB - 4.1 B - 5.1 CCC,CC,C - 1.1 D - 0.0 Not Rated - 8.8 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (2.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 39.4 Corporate Bonds 23.3 U.S. Government Agency - Mortgage Securities 16.0 Asset-Backed Securities 8.5 CMOs and Other Mortgage Related Securities 7.8 Bank Loan Obligations 5.3 Foreign Government and Government Agency Obligations 1.4 Preferred Securities 0.3 Common Stocks 0.1 Other Investments 0.1 Preferred Stocks 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 39.4 Corporate Bonds - 23.3 U.S. Government Agency - Mortgage Securities - 16.0 Asset-Backed Securities - 8.5 CMOs and Other Mortgage Related Securities - 7.8 Bank Loan Obligations - 5.3 Foreign Government and Government Agency Obligations - 1.4 Preferred Securities - 0.3 Common Stocks - 0.1 Other Investments - 0.1 Preferred Stocks - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.2)% United States 87.3 Grand Cayman (UK Overseas Ter) 4.5 United Kingdom 1.1 Mexico 1.1 Bailiwick Of Jersey 0.6 Ireland 0.6 Germany 0.6 Switzerland 0.5 France 0.5 Others 3.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.3 Grand Cayman (UK Overseas Ter) - 4.5 United Kingdom - 1.1 Mexico - 1.1 Bailiwick Of Jersey - 0.6 Ireland - 0.6 Germany - 0.6 Switzerland - 0.5 France - 0.5 Others - 3.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.4 US Treasury Bonds 12.0 Fannie Mae Mortgage pass-thru certificates 5.0 Freddie Mac Gold Pool 3.9 Ginnie Mae II Pool 3.4 Uniform Mortgage Backed Securities 2.7 Freddie Mac Multifamily Structured pass-thru certificates 1.6 JPMorgan Chase & Co 1.3 Morgan Stanley 1.1 Bank of America Corp 1.0 59.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Total Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class C
Trading Symbol	FCEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.51%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, allocations to "plus sectors", led by high-yield bonds, emerging-markets debt and global bonds, notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Non-benchmark exposure to leveraged loans and high-yield commercial mortgage-backed securities also provided a boost to performance versus the benchmark.
•Among investment-grade bonds, overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each added modest value.
•In contrast, underweight holdings in investment-grade corporate bonds, particularly below-benchmark exposure to industrials, detracted from the fund's relative performance.
•An underweight in mortgage-backed securities modestly hurt as well.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by slightly reducing exposure to investment-grade corporate bonds and increasing the allocation to mortgage-backed securities in the second half of the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Class C $10,000 $10,099 $9,937 $10,780 $11,480 $11,630 $10,194 $10,123 $10,858 $11,249 $11,442 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) -0.04% -0.63% 1.36% Class C 0.94% -0.63% 1.36% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 41,945,078,703	$ 41,945,078,703	$ 41,945,078,703	$ 41,945,078,703	$ 41,945,078,703
Holdings Count | shares	6,727	6,727	6,727	6,727	6,727
Advisory Fees Paid, Amount	$ 118,864,423
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$41,945,078,703
Number of Holdings	6,727
Total Advisory Fee	$118,864,423
Portfolio Turnover	152%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 55.4 AAA 5.5 AA 0.7 A 7.8 BBB 13.6 BB 4.1 B 5.1 CCC,CC,C 1.1 D 0.0 Not Rated 8.8 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 55.4 AAA - 5.5 AA - 0.7 A - 7.8 BBB - 13.6 BB - 4.1 B - 5.1 CCC,CC,C - 1.1 D - 0.0 Not Rated - 8.8 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (2.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 39.4 Corporate Bonds 23.3 U.S. Government Agency - Mortgage Securities 16.0 Asset-Backed Securities 8.5 CMOs and Other Mortgage Related Securities 7.8 Bank Loan Obligations 5.3 Foreign Government and Government Agency Obligations 1.4 Preferred Securities 0.3 Common Stocks 0.1 Other Investments 0.1 Preferred Stocks 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 39.4 Corporate Bonds - 23.3 U.S. Government Agency - Mortgage Securities - 16.0 Asset-Backed Securities - 8.5 CMOs and Other Mortgage Related Securities - 7.8 Bank Loan Obligations - 5.3 Foreign Government and Government Agency Obligations - 1.4 Preferred Securities - 0.3 Common Stocks - 0.1 Other Investments - 0.1 Preferred Stocks - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.2)% United States 87.3 Grand Cayman (UK Overseas Ter) 4.5 United Kingdom 1.1 Mexico 1.1 Bailiwick Of Jersey 0.6 Ireland 0.6 Germany 0.6 Switzerland 0.5 France 0.5 Others 3.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.3 Grand Cayman (UK Overseas Ter) - 4.5 United Kingdom - 1.1 Mexico - 1.1 Bailiwick Of Jersey - 0.6 Ireland - 0.6 Germany - 0.6 Switzerland - 0.5 France - 0.5 Others - 3.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.4 US Treasury Bonds 12.0 Fannie Mae Mortgage pass-thru certificates 5.0 Freddie Mac Gold Pool 3.9 Ginnie Mae II Pool 3.4 Uniform Mortgage Backed Securities 2.7 Freddie Mac Multifamily Structured pass-thru certificates 1.6 JPMorgan Chase & Co 1.3 Morgan Stanley 1.1 Bank of America Corp 1.0 59.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Total Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class A
Trading Symbol	FEPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, allocations to "plus sectors", led by high-yield bonds, emerging-markets debt and global bonds, notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Non-benchmark exposure to leveraged loans and high-yield commercial mortgage-backed securities also provided a boost to performance versus the benchmark.
•Among investment-grade bonds, overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each added modest value.
•In contrast, underweight holdings in investment-grade corporate bonds, particularly below-benchmark exposure to industrials, detracted from the fund's relative performance.
•An underweight in mortgage-backed securities modestly hurt as well.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by slightly reducing exposure to investment-grade corporate bonds and increasing the allocation to mortgage-backed securities in the second half of the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,770 $9,677 $10,580 $11,352 $11,589 $10,246 $10,252 $11,082 $11,480 $11,677 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) -2.36% -0.66% 1.56% Class A (without 4.00% sales charge) 1.71% 0.15% 1.98% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 41,945,078,703	$ 41,945,078,703	$ 41,945,078,703	$ 41,945,078,703	$ 41,945,078,703
Holdings Count | shares	6,727	6,727	6,727	6,727	6,727
Advisory Fees Paid, Amount	$ 118,864,423
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$41,945,078,703
Number of Holdings	6,727
Total Advisory Fee	$118,864,423
Portfolio Turnover	152%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 55.4 AAA 5.5 AA 0.7 A 7.8 BBB 13.6 BB 4.1 B 5.1 CCC,CC,C 1.1 D 0.0 Not Rated 8.8 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 55.4 AAA - 5.5 AA - 0.7 A - 7.8 BBB - 13.6 BB - 4.1 B - 5.1 CCC,CC,C - 1.1 D - 0.0 Not Rated - 8.8 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (2.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 39.4 Corporate Bonds 23.3 U.S. Government Agency - Mortgage Securities 16.0 Asset-Backed Securities 8.5 CMOs and Other Mortgage Related Securities 7.8 Bank Loan Obligations 5.3 Foreign Government and Government Agency Obligations 1.4 Preferred Securities 0.3 Common Stocks 0.1 Other Investments 0.1 Preferred Stocks 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 39.4 Corporate Bonds - 23.3 U.S. Government Agency - Mortgage Securities - 16.0 Asset-Backed Securities - 8.5 CMOs and Other Mortgage Related Securities - 7.8 Bank Loan Obligations - 5.3 Foreign Government and Government Agency Obligations - 1.4 Preferred Securities - 0.3 Common Stocks - 0.1 Other Investments - 0.1 Preferred Stocks - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.2)% United States 87.3 Grand Cayman (UK Overseas Ter) 4.5 United Kingdom 1.1 Mexico 1.1 Bailiwick Of Jersey 0.6 Ireland 0.6 Germany 0.6 Switzerland 0.5 France 0.5 Others 3.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.3 Grand Cayman (UK Overseas Ter) - 4.5 United Kingdom - 1.1 Mexico - 1.1 Bailiwick Of Jersey - 0.6 Ireland - 0.6 Germany - 0.6 Switzerland - 0.5 France - 0.5 Others - 3.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.4 US Treasury Bonds 12.0 Fannie Mae Mortgage pass-thru certificates 5.0 Freddie Mac Gold Pool 3.9 Ginnie Mae II Pool 3.4 Uniform Mortgage Backed Securities 2.7 Freddie Mac Multifamily Structured pass-thru certificates 1.6 JPMorgan Chase & Co 1.3 Morgan Stanley 1.1 Bank of America Corp 1.0 59.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Government Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Government Bond Index Fund
Class Name	Fidelity® Series Government Bond Index Fund
Trading Symbol	FHNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Government Bond Index Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Government Bond Index Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations, sector, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 17, 2018 through August 31, 2026. Initial investment of $10,000. Fidelity® Series Government Bond Index Fund $10,000 $10,010 $11,052 $11,781 $11,563 $10,330 $10,128 $10,747 $11,012 Bloomberg U.S. Government Bond Index $10,000 $10,019 $11,052 $11,816 $11,578 $10,340 $10,133 $10,744 $11,007 Bloomberg U.S. Aggregate Bond Index $10,000 $10,014 $11,033 $11,747 $11,737 $10,386 $10,262 $11,010 $11,356 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Government Bond Index Fund 1.19% -0.74% 1.35% Bloomberg U.S. Government Bond Index 1.23% -0.77% 1.35% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.83% A From August 17, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Aug. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,403,609,158	$ 1,403,609,158	$ 1,403,609,158	$ 1,403,609,158	$ 1,403,609,158
Holdings Count | shares	264	264	264	264	264
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,403,609,158
Number of Holdings	264
Total Advisory Fee	$0
Portfolio Turnover	36%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 2.8 1 - 1.99% 13.6 2 - 2.99% 8.7 3 - 3.99% 33.3 4 - 4.99% 37.7 5 - 5.99% 2.0 6 - 6.99% 0.7 7 - 7.99% 0.1 U.S. Treasury Obligations 97.9 U.S. Government Agency Obligations 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 97.9 U.S. Government Agency Obligations - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 75.7 US Treasury Bonds 22.2 Federal Home Loan Bank 0.3 Fannie Mae 0.3 Tennessee Valley Authority 0.2 Federal Farm Credit Banks Funding Corp 0.1 Freddie Mac Non Gold Pool 0.1 98.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment risks during the reporting period.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Intermediate Government Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Government Income Fund
Class Name	Fidelity® Intermediate Government Income Fund
Trading Symbol	FSTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Intermediate Government Income Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Government Income Fund	$ 45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, security selection among conventional 30-year mortgage pools with specified characteristics contributed to the fund's performance versus the benchmark, the Bloomberg Intermediate Government Bond Index, for the fiscal year.
•An overweight in short-duration Freddie Mac multifamily securities boosted relative performance, as did a pay-fixed position in two-year interest-rate swaps.
•In contrast, the fund's longer duration (interest rate) positioning detracted versus the benchmark for the 12 months.
•Lastly, a small position in Treasury Inflation-Protected Securities modestly hurt relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® Intermediate Government Income Fund $10,000 $10,008 $9,855 $10,575 $11,112 $10,992 $10,096 $10,024 $10,619 $11,020 $11,179 Bloomberg U.S. Intermediate Government Bond Index $10,000 $10,009 $9,883 $10,619 $11,196 $11,122 $10,285 $10,271 $10,914 $11,376 $11,549 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Intermediate Government Income Fund 1.44% 0.34% 1.12% Bloomberg U.S. Intermediate Government Bond Index 1.52% 0.76% 1.45% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 516,510,363	$ 516,510,363	$ 516,510,363	$ 516,510,363	$ 516,510,363
Holdings Count | shares	185	185	185	185	185
Advisory Fees Paid, Amount	$ 1,419,547
Investment Company Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$516,510,363
Number of Holdings	185
Total Advisory Fee	$1,419,547
Portfolio Turnover	196%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 1 - 1.99% 10.8 2 - 2.99% 5.5 3 - 3.99% 45.8 4 - 4.99% 32.0 5 - 5.99% -0.6 6 - 6.99% 1.6 U.S. Treasury Obligations 81.7 CMOs and Other Mortgage Related Securities 12.5 U.S. Government Agency Obligations 3.0 Options 0.3 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 81.7 CMOs and Other Mortgage Related Securities - 12.5 U.S. Government Agency Obligations - 3.0 Options - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.6 U.S. Government Agency - Mortgage Securities - (2.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 80.3 Freddie Mac Multifamily Structured pass-thru certificates 9.7 Freddie Mac Gold Pool 2.3 Federal Farm Credit Banks Funding Corp 1.6 Federal Home Loan Bank 1.4 US Treasury Bonds 1.4 Fannie Mae Mortgage pass-thru certificates 1.1 Fannie Mae Guaranteed REMIC 0.7 Ginnie Mae I Pool 0.1 Freddie Mac Non Gold Pool 0.1 98.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Government Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity® Government Income Fund
Trading Symbol	FGOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Income Fund	$ 45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, an overweight in Ginnie Mae securities with coupons of 2.0% and 2.5% contributed to the fund's performance versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index for the fiscal year.
•An overweight in conventional 30-year mortgage pools with specified characteristics and coupons of 2.5% and higher boosted relative performance, as did an overweight in short-duration Freddie Mac multifamily securities.
•In contrast, the fund's underweight in conventional 30-year mortgage-backed securities with a coupon of 2% detracted versus the index.
•The fund's longer duration (interest rate) positioning hurt relative performance.
•Lastly, a small position in Treasury Inflation-Protected Securities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® Government Income Fund $10,000 $9,958 $9,801 $10,715 $11,351 $11,174 $9,963 $9,719 $10,338 $10,577 $10,753 Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index $10,000 $9,957 $9,832 $10,765 $11,447 $11,269 $10,091 $9,888 $10,520 $10,801 $10,982 Bloomberg U.S. Government Bond Index $10,000 $9,916 $9,767 $10,774 $11,519 $11,287 $10,080 $9,878 $10,474 $10,730 $10,862 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Government Income Fund 1.66% -0.77% 0.73% Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index 1.67% -0.51% 0.94% Bloomberg U.S. Government Bond Index 1.23% -0.77% 0.83% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,390,348,293	$ 1,390,348,293	$ 1,390,348,293	$ 1,390,348,293	$ 1,390,348,293
Holdings Count | shares	1,738	1,738	1,738	1,738	1,738
Advisory Fees Paid, Amount	$ 4,265,715
Investment Company Portfolio Turnover	286.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,390,348,293
Number of Holdings	1,738
Total Advisory Fee	$4,265,715
Portfolio Turnover	286%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 1.1 2 - 2.99% 15.6 3 - 3.99% 37.6 4 - 4.99% 30.3 5 - 5.99% 4.9 6 - 6.99% 6.2 7 - 7.99% 0.0 8 - 8.99% 0.0 17 - 17.99% 0.0 18 - 18.99% 0.0 U.S. Treasury Obligations 58.3 U.S. Government Agency - Mortgage Securities 17.6 CMOs and Other Mortgage Related Securities 16.8 U.S. Government Agency Obligations 3.0 Options 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 58.3 U.S. Government Agency - Mortgage Securities - 17.6 CMOs and Other Mortgage Related Securities - 16.8 U.S. Government Agency Obligations - 3.0 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 40.8 US Treasury Bonds 17.5 Freddie Mac Multifamily Structured pass-thru certificates 10.5 Fannie Mae Mortgage pass-thru certificates 9.3 Freddie Mac Gold Pool 8.2 Ginnie Mae II Pool 3.0 Fannie Mae Guaranteed REMIC 2.3 Federal Home Loan Bank 1.4 Federal Farm Credit Banks Funding Corp 1.2 Ginnie Mae I Pool 1.2 95.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Government Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class Z
Trading Symbol	FIKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, an overweight in Ginnie Mae securities with coupons of 2.0% and 2.5% contributed to the fund's performance versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index for the fiscal year.
•An overweight in conventional 30-year mortgage pools with specified characteristics and coupons of 2.5% and higher boosted relative performance, as did an overweight in short-duration Freddie Mac multifamily securities.
•In contrast, the fund's underweight in conventional 30-year mortgage-backed securities with a coupon of 2% detracted versus the index.
•The fund's longer duration (interest rate) positioning hurt relative performance.
•Lastly, a small position in Treasury Inflation-Protected Securities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through August 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,027 $11,702 $11,520 $10,283 $10,041 $10,689 $10,947 $11,139 Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index $10,000 $11,042 $11,740 $11,558 $10,350 $10,141 $10,790 $11,078 $11,264 Bloomberg U.S. Government Bond Index $10,000 $11,132 $11,902 $11,662 $10,415 $10,206 $10,822 $11,087 $11,223 Bloomberg U.S. Aggregate Bond Index $10,000 $11,086 $11,804 $11,794 $10,436 $10,311 $11,064 $11,411 $11,626 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 1.76% -0.67% 1.37% Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index 1.67% -0.51% 1.51% Bloomberg U.S. Government Bond Index 1.23% -0.77% 1.47% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.92% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,390,348,293	$ 1,390,348,293	$ 1,390,348,293	$ 1,390,348,293	$ 1,390,348,293
Holdings Count | shares	1,738	1,738	1,738	1,738	1,738
Advisory Fees Paid, Amount	$ 4,265,715
Investment Company Portfolio Turnover	286.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,390,348,293
Number of Holdings	1,738
Total Advisory Fee	$4,265,715
Portfolio Turnover	286%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 1.1 2 - 2.99% 15.6 3 - 3.99% 37.6 4 - 4.99% 30.3 5 - 5.99% 4.9 6 - 6.99% 6.2 7 - 7.99% 0.0 8 - 8.99% 0.0 17 - 17.99% 0.0 18 - 18.99% 0.0 U.S. Treasury Obligations 58.3 U.S. Government Agency - Mortgage Securities 17.6 CMOs and Other Mortgage Related Securities 16.8 U.S. Government Agency Obligations 3.0 Options 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 58.3 U.S. Government Agency - Mortgage Securities - 17.6 CMOs and Other Mortgage Related Securities - 16.8 U.S. Government Agency Obligations - 3.0 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 40.8 US Treasury Bonds 17.5 Freddie Mac Multifamily Structured pass-thru certificates 10.5 Fannie Mae Mortgage pass-thru certificates 9.3 Freddie Mac Gold Pool 8.2 Ginnie Mae II Pool 3.0 Fannie Mae Guaranteed REMIC 2.3 Federal Home Loan Bank 1.4 Federal Farm Credit Banks Funding Corp 1.2 Ginnie Mae I Pool 1.2 95.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Government Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class M
Trading Symbol	FVITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	0.76%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, an overweight in Ginnie Mae securities with coupons of 2.0% and 2.5% contributed to the fund's performance versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index for the fiscal year.
•An overweight in conventional 30-year mortgage pools with specified characteristics and coupons of 2.5% and higher boosted relative performance, as did an overweight in short-duration Freddie Mac multifamily securities.
•In contrast, the fund's underweight in conventional 30-year mortgage-backed securities with a coupon of 2% detracted versus the index.
•The fund's longer duration (interest rate) positioning hurt relative performance.
•Lastly, a small position in Treasury Inflation-Protected Securities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,530 $9,351 $10,201 $10,772 $10,565 $9,402 $9,134 $9,696 $9,889 $10,023 Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index $10,000 $9,957 $9,832 $10,765 $11,447 $11,269 $10,091 $9,888 $10,520 $10,801 $10,982 Bloomberg U.S. Government Bond Index $10,000 $9,916 $9,767 $10,774 $11,519 $11,287 $10,080 $9,878 $10,474 $10,730 $10,862 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) -2.70% -1.85% 0.02% Class M (without 4.00% sales charge) 1.35% -1.05% 0.43% Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index 1.67% -0.51% 0.94% Bloomberg U.S. Government Bond Index 1.23% -0.77% 0.83% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,390,348,293	$ 1,390,348,293	$ 1,390,348,293	$ 1,390,348,293	$ 1,390,348,293
Holdings Count | shares	1,738	1,738	1,738	1,738	1,738
Advisory Fees Paid, Amount	$ 4,265,715
Investment Company Portfolio Turnover	286.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,390,348,293
Number of Holdings	1,738
Total Advisory Fee	$4,265,715
Portfolio Turnover	286%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 1.1 2 - 2.99% 15.6 3 - 3.99% 37.6 4 - 4.99% 30.3 5 - 5.99% 4.9 6 - 6.99% 6.2 7 - 7.99% 0.0 8 - 8.99% 0.0 17 - 17.99% 0.0 18 - 18.99% 0.0 U.S. Treasury Obligations 58.3 U.S. Government Agency - Mortgage Securities 17.6 CMOs and Other Mortgage Related Securities 16.8 U.S. Government Agency Obligations 3.0 Options 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 58.3 U.S. Government Agency - Mortgage Securities - 17.6 CMOs and Other Mortgage Related Securities - 16.8 U.S. Government Agency Obligations - 3.0 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 40.8 US Treasury Bonds 17.5 Freddie Mac Multifamily Structured pass-thru certificates 10.5 Fannie Mae Mortgage pass-thru certificates 9.3 Freddie Mac Gold Pool 8.2 Ginnie Mae II Pool 3.0 Fannie Mae Guaranteed REMIC 2.3 Federal Home Loan Bank 1.4 Federal Farm Credit Banks Funding Corp 1.2 Ginnie Mae I Pool 1.2 95.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Government Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class I
Trading Symbol	FVIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, an overweight in Ginnie Mae securities with coupons of 2.0% and 2.5% contributed to the fund's performance versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index for the fiscal year.
•An overweight in conventional 30-year mortgage pools with specified characteristics and coupons of 2.5% and higher boosted relative performance, as did an overweight in short-duration Freddie Mac multifamily securities.
•In contrast, the fund's underweight in conventional 30-year mortgage-backed securities with a coupon of 2% detracted versus the index.
•The fund's longer duration (interest rate) positioning hurt relative performance.
•Lastly, a small position in Treasury Inflation-Protected Securities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Class I $10,000 $9,954 $9,793 $10,712 $11,343 $11,162 $9,951 $9,693 $10,316 $10,550 $10,721 Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index $10,000 $9,957 $9,832 $10,765 $11,447 $11,269 $10,091 $9,888 $10,520 $10,801 $10,982 Bloomberg U.S. Government Bond Index $10,000 $9,916 $9,767 $10,774 $11,519 $11,287 $10,080 $9,878 $10,474 $10,730 $10,862 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 1.62% -0.80% 0.70% Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index 1.67% -0.51% 0.94% Bloomberg U.S. Government Bond Index 1.23% -0.77% 0.83% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,390,348,293	$ 1,390,348,293	$ 1,390,348,293	$ 1,390,348,293	$ 1,390,348,293
Holdings Count | shares	1,738	1,738	1,738	1,738	1,738
Advisory Fees Paid, Amount	$ 4,265,715
Investment Company Portfolio Turnover	286.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,390,348,293
Number of Holdings	1,738
Total Advisory Fee	$4,265,715
Portfolio Turnover	286%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 1.1 2 - 2.99% 15.6 3 - 3.99% 37.6 4 - 4.99% 30.3 5 - 5.99% 4.9 6 - 6.99% 6.2 7 - 7.99% 0.0 8 - 8.99% 0.0 17 - 17.99% 0.0 18 - 18.99% 0.0 U.S. Treasury Obligations 58.3 U.S. Government Agency - Mortgage Securities 17.6 CMOs and Other Mortgage Related Securities 16.8 U.S. Government Agency Obligations 3.0 Options 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 58.3 U.S. Government Agency - Mortgage Securities - 17.6 CMOs and Other Mortgage Related Securities - 16.8 U.S. Government Agency Obligations - 3.0 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 40.8 US Treasury Bonds 17.5 Freddie Mac Multifamily Structured pass-thru certificates 10.5 Fannie Mae Mortgage pass-thru certificates 9.3 Freddie Mac Gold Pool 8.2 Ginnie Mae II Pool 3.0 Fannie Mae Guaranteed REMIC 2.3 Federal Home Loan Bank 1.4 Federal Farm Credit Banks Funding Corp 1.2 Ginnie Mae I Pool 1.2 95.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Government Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class C
Trading Symbol	FVICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 155	1.54%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, an overweight in Ginnie Mae securities with coupons of 2.0% and 2.5% contributed to the fund's performance versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index for the fiscal year.
•An overweight in conventional 30-year mortgage pools with specified characteristics and coupons of 2.5% and higher boosted relative performance, as did an overweight in short-duration Freddie Mac multifamily securities.
•In contrast, the fund's underweight in conventional 30-year mortgage-backed securities with a coupon of 2% detracted versus the index.
•The fund's longer duration (interest rate) positioning hurt relative performance.
•Lastly, a small position in Treasury Inflation-Protected Securities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Class C $10,000 $9,851 $9,590 $10,380 $10,874 $10,590 $9,343 $9,014 $9,485 $9,672 $9,799 Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index $10,000 $9,957 $9,832 $10,765 $11,447 $11,269 $10,091 $9,888 $10,520 $10,801 $10,982 Bloomberg U.S. Government Bond Index $10,000 $9,916 $9,767 $10,774 $11,519 $11,287 $10,080 $9,878 $10,474 $10,730 $10,862 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) -0.43% -1.84% -0.20% Class C 0.55% -1.84% -0.20% Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index 1.67% -0.51% 0.94% Bloomberg U.S. Government Bond Index 1.23% -0.77% 0.83% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,390,348,293	$ 1,390,348,293	$ 1,390,348,293	$ 1,390,348,293	$ 1,390,348,293
Holdings Count | shares	1,738	1,738	1,738	1,738	1,738
Advisory Fees Paid, Amount	$ 4,265,715
Investment Company Portfolio Turnover	286.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,390,348,293
Number of Holdings	1,738
Total Advisory Fee	$4,265,715
Portfolio Turnover	286%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 1.1 2 - 2.99% 15.6 3 - 3.99% 37.6 4 - 4.99% 30.3 5 - 5.99% 4.9 6 - 6.99% 6.2 7 - 7.99% 0.0 8 - 8.99% 0.0 17 - 17.99% 0.0 18 - 18.99% 0.0 U.S. Treasury Obligations 58.3 U.S. Government Agency - Mortgage Securities 17.6 CMOs and Other Mortgage Related Securities 16.8 U.S. Government Agency Obligations 3.0 Options 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 58.3 U.S. Government Agency - Mortgage Securities - 17.6 CMOs and Other Mortgage Related Securities - 16.8 U.S. Government Agency Obligations - 3.0 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 40.8 US Treasury Bonds 17.5 Freddie Mac Multifamily Structured pass-thru certificates 10.5 Fannie Mae Mortgage pass-thru certificates 9.3 Freddie Mac Gold Pool 8.2 Ginnie Mae II Pool 3.0 Fannie Mae Guaranteed REMIC 2.3 Federal Home Loan Bank 1.4 Federal Farm Credit Banks Funding Corp 1.2 Ginnie Mae I Pool 1.2 95.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Government Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class A
Trading Symbol	FVIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, an overweight in Ginnie Mae securities with coupons of 2.0% and 2.5% contributed to the fund's performance versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index for the fiscal year.
•An overweight in conventional 30-year mortgage pools with specified characteristics and coupons of 2.5% and higher boosted relative performance, as did an overweight in short-duration Freddie Mac multifamily securities.
•In contrast, the fund's underweight in conventional 30-year mortgage-backed securities with a coupon of 2% detracted versus the index.
•The fund's longer duration (interest rate) positioning hurt relative performance.
•Lastly, a small position in Treasury Inflation-Protected Securities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,530 $9,350 $10,197 $10,768 $10,570 $9,396 $9,126 $9,684 $9,874 $10,005 Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index $10,000 $9,957 $9,832 $10,765 $11,447 $11,269 $10,091 $9,888 $10,520 $10,801 $10,982 Bloomberg U.S. Government Bond Index $10,000 $9,916 $9,767 $10,774 $11,519 $11,287 $10,080 $9,878 $10,474 $10,730 $10,862 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) -2.73% -1.90% 0.00% Class A (without 4.00% sales charge) 1.32% -1.09% 0.41% Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index 1.67% -0.51% 0.94% Bloomberg U.S. Government Bond Index 1.23% -0.77% 0.83% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,390,348,293	$ 1,390,348,293	$ 1,390,348,293	$ 1,390,348,293	$ 1,390,348,293
Holdings Count | shares	1,738	1,738	1,738	1,738	1,738
Advisory Fees Paid, Amount	$ 4,265,715
Investment Company Portfolio Turnover	286.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,390,348,293
Number of Holdings	1,738
Total Advisory Fee	$4,265,715
Portfolio Turnover	286%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 1.1 2 - 2.99% 15.6 3 - 3.99% 37.6 4 - 4.99% 30.3 5 - 5.99% 4.9 6 - 6.99% 6.2 7 - 7.99% 0.0 8 - 8.99% 0.0 17 - 17.99% 0.0 18 - 18.99% 0.0 U.S. Treasury Obligations 58.3 U.S. Government Agency - Mortgage Securities 17.6 CMOs and Other Mortgage Related Securities 16.8 U.S. Government Agency Obligations 3.0 Options 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 58.3 U.S. Government Agency - Mortgage Securities - 17.6 CMOs and Other Mortgage Related Securities - 16.8 U.S. Government Agency Obligations - 3.0 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 40.8 US Treasury Bonds 17.5 Freddie Mac Multifamily Structured pass-thru certificates 10.5 Fannie Mae Mortgage pass-thru certificates 9.3 Freddie Mac Gold Pool 8.2 Ginnie Mae II Pool 3.0 Fannie Mae Guaranteed REMIC 2.3 Federal Home Loan Bank 1.4 Federal Farm Credit Banks Funding Corp 1.2 Ginnie Mae I Pool 1.2 95.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Environmental Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity® Environmental Bond Fund
Trading Symbol	FFEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Environmental Bond Fund	$ 45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond   yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, an underweight in mortgage-backed securities detracted from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•The fund's yield-curve positioning also hurt.
•In contrast, positioning among investment-grade corporate bonds, particularly above-benchmark exposure to financials and security selection among industrials, contributed to the fund's relative performance.
•The fund's use of derivatives and currency contracts to hedge certain aspects of the portfolio's global holdings added value.
•Notable changes over the past 12 months included decreasing exposure to U.S. Treasurys and increasing the allocations to corporate-backed bonds and mortgage-backed securities in the second half of the period.

Application of FMR's environmental, social, and governance ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2026. Initial investment of $10,000. Fidelity® Environmental Bond Fund $10,000 $10,116 $8,841 $8,748 $9,411 $9,699 Bloomberg MSCI Global Green USD Bond Index (Hedged USD) $10,000 $10,120 $8,921 $8,966 $9,691 $10,139 Bloomberg U.S. Aggregate Bond Index $10,000 $10,126 $8,960 $8,853 $9,499 $9,796 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Environmental Bond Fund 1.51% -0.54% -0.30% Bloomberg MSCI Global Green USD Bond Index (Hedged USD) 2.39% 0.51% 0.72% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% -0.04% A From June 15, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 35,022,546	$ 35,022,546	$ 35,022,546	$ 35,022,546	$ 35,022,546
Holdings Count | shares	216	216	216	216	216
Advisory Fees Paid, Amount	$ 153,454
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$35,022,546
Number of Holdings	216
Total Advisory Fee	$153,454
Portfolio Turnover	67%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 52.7 AAA 0.7 AA 0.6 A 15.4 BBB 22.8 BB 3.3 Not Rated 3.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 52.7 AAA - 0.7 AA - 0.6 A - 15.4 BBB - 22.8 BB - 3.3 Not Rated - 3.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.5 U.S. Treasury Obligations 35.0 U.S. Government Agency - Mortgage Securities 17.7 CMOs and Other Mortgage Related Securities 2.6 Foreign Government and Government Agency Obligations 1.4 Preferred Securities 1.3 Asset-Backed Securities 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.5 U.S. Treasury Obligations - 35.0 U.S. Government Agency - Mortgage Securities - 17.7 CMOs and Other Mortgage Related Securities - 2.6 Foreign Government and Government Agency Obligations - 1.4 Preferred Securities - 1.3 Asset-Backed Securities - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 79.6 United Kingdom 4.4 Germany 3.1 Netherlands 2.3 Italy 2.0 Canada 1.5 Ireland 1.3 Japan 1.1 Luxembourg 1.0 Others 3.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.6 United Kingdom - 4.4 Germany - 3.1 Netherlands - 2.3 Italy - 2.0 Canada - 1.5 Ireland - 1.3 Japan - 1.1 Luxembourg - 1.0 Others - 3.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 23.7 US Treasury Bonds 11.3 Freddie Mac Gold Pool 11.3 Fannie Mae Mortgage pass-thru certificates 6.0 Freddie Mac Multifamily Structured pass-thru certificates 2.3 Morgan Stanley 1.8 JPMorgan Chase & Co 1.3 AES Corp/The 1.0 Consolidated Edison Co of New York Inc 1.0 NatWest Group PLC 0.9 60.6
Fidelity Advisor Environmental Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class Z
Trading Symbol	FEBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond   yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, an underweight in mortgage-backed securities detracted from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•The fund's yield-curve positioning also hurt.
•In contrast, positioning among investment-grade corporate bonds, particularly above-benchmark exposure to financials and security selection among industrials, contributed to the fund's relative performance.
•The fund's use of derivatives and currency contracts to hedge certain aspects of the portfolio's global holdings added value.
•Notable changes over the past 12 months included decreasing exposure to U.S. Treasurys and increasing the allocations to corporate-backed bonds and mortgage-backed securities in the second half of the period.

Application of FMR's environmental, social, and governance ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,118 $8,851 $8,766 $9,438 $9,736 Bloomberg MSCI Global Green USD Bond Index (Hedged USD) $10,000 $10,120 $8,921 $8,966 $9,691 $10,139 Bloomberg U.S. Aggregate Bond Index $10,000 $10,126 $8,960 $8,853 $9,499 $9,796 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 1.60% -0.45% -0.21% Bloomberg MSCI Global Green USD Bond Index (Hedged USD) 2.39% 0.51% 0.72% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% -0.04% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 35,022,546	$ 35,022,546	$ 35,022,546	$ 35,022,546	$ 35,022,546
Holdings Count | shares	216	216	216	216	216
Advisory Fees Paid, Amount	$ 153,454
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$35,022,546
Number of Holdings	216
Total Advisory Fee	$153,454
Portfolio Turnover	67%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 52.7 AAA 0.7 AA 0.6 A 15.4 BBB 22.8 BB 3.3 Not Rated 3.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 52.7 AAA - 0.7 AA - 0.6 A - 15.4 BBB - 22.8 BB - 3.3 Not Rated - 3.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.5 U.S. Treasury Obligations 35.0 U.S. Government Agency - Mortgage Securities 17.7 CMOs and Other Mortgage Related Securities 2.6 Foreign Government and Government Agency Obligations 1.4 Preferred Securities 1.3 Asset-Backed Securities 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.5 U.S. Treasury Obligations - 35.0 U.S. Government Agency - Mortgage Securities - 17.7 CMOs and Other Mortgage Related Securities - 2.6 Foreign Government and Government Agency Obligations - 1.4 Preferred Securities - 1.3 Asset-Backed Securities - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 79.6 United Kingdom 4.4 Germany 3.1 Netherlands 2.3 Italy 2.0 Canada 1.5 Ireland 1.3 Japan 1.1 Luxembourg 1.0 Others 3.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.6 United Kingdom - 4.4 Germany - 3.1 Netherlands - 2.3 Italy - 2.0 Canada - 1.5 Ireland - 1.3 Japan - 1.1 Luxembourg - 1.0 Others - 3.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 23.7 US Treasury Bonds 11.3 Freddie Mac Gold Pool 11.3 Fannie Mae Mortgage pass-thru certificates 6.0 Freddie Mac Multifamily Structured pass-thru certificates 2.3 Morgan Stanley 1.8 JPMorgan Chase & Co 1.3 AES Corp/The 1.0 Consolidated Edison Co of New York Inc 1.0 NatWest Group PLC 0.9 60.6
Fidelity Advisor Environmental Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class M
Trading Symbol	FEBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 67	0.67%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond   yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, an underweight in mortgage-backed securities detracted from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•The fund's yield-curve positioning also hurt.
•In contrast, positioning among investment-grade corporate bonds, particularly above-benchmark exposure to financials and security selection among industrials, contributed to the fund's relative performance.
•The fund's use of derivatives and currency contracts to hedge certain aspects of the portfolio's global holdings added value.
•Notable changes over the past 12 months included decreasing exposure to U.S. Treasurys and increasing the allocations to corporate-backed bonds and mortgage-backed securities in the second half of the period.

Application of FMR's environmental, social, and governance ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,706 $8,466 $8,357 $8,970 $9,224 Bloomberg MSCI Global Green USD Bond Index (Hedged USD) $10,000 $10,120 $8,921 $8,966 $9,691 $10,139 Bloomberg U.S. Aggregate Bond Index $10,000 $10,126 $8,960 $8,853 $9,499 $9,796 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 4.00% sales charge) -2.76% -1.57% -1.29% Class M (without 4.00% sales charge) 1.29% -0.76% -0.52% Bloomberg MSCI Global Green USD Bond Index (Hedged USD) 2.39% 0.51% 0.72% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% -0.04% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 35,022,546	$ 35,022,546	$ 35,022,546	$ 35,022,546	$ 35,022,546
Holdings Count | shares	216	216	216	216	216
Advisory Fees Paid, Amount	$ 153,454
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$35,022,546
Number of Holdings	216
Total Advisory Fee	$153,454
Portfolio Turnover	67%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 52.7 AAA 0.7 AA 0.6 A 15.4 BBB 22.8 BB 3.3 Not Rated 3.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 52.7 AAA - 0.7 AA - 0.6 A - 15.4 BBB - 22.8 BB - 3.3 Not Rated - 3.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.5 U.S. Treasury Obligations 35.0 U.S. Government Agency - Mortgage Securities 17.7 CMOs and Other Mortgage Related Securities 2.6 Foreign Government and Government Agency Obligations 1.4 Preferred Securities 1.3 Asset-Backed Securities 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.5 U.S. Treasury Obligations - 35.0 U.S. Government Agency - Mortgage Securities - 17.7 CMOs and Other Mortgage Related Securities - 2.6 Foreign Government and Government Agency Obligations - 1.4 Preferred Securities - 1.3 Asset-Backed Securities - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 79.6 United Kingdom 4.4 Germany 3.1 Netherlands 2.3 Italy 2.0 Canada 1.5 Ireland 1.3 Japan 1.1 Luxembourg 1.0 Others 3.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.6 United Kingdom - 4.4 Germany - 3.1 Netherlands - 2.3 Italy - 2.0 Canada - 1.5 Ireland - 1.3 Japan - 1.1 Luxembourg - 1.0 Others - 3.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 23.7 US Treasury Bonds 11.3 Freddie Mac Gold Pool 11.3 Fannie Mae Mortgage pass-thru certificates 6.0 Freddie Mac Multifamily Structured pass-thru certificates 2.3 Morgan Stanley 1.8 JPMorgan Chase & Co 1.3 AES Corp/The 1.0 Consolidated Edison Co of New York Inc 1.0 NatWest Group PLC 0.9 60.6
Fidelity Advisor Environmental Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class I
Trading Symbol	FEBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond   yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, an underweight in mortgage-backed securities detracted from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•The fund's yield-curve positioning also hurt.
•In contrast, positioning among investment-grade corporate bonds, particularly above-benchmark exposure to financials and security selection among industrials, contributed to the fund's relative performance.
•The fund's use of derivatives and currency contracts to hedge certain aspects of the portfolio's global holdings added value.
•Notable changes over the past 12 months included decreasing exposure to U.S. Treasurys and increasing the allocations to corporate-backed bonds and mortgage-backed securities in the second half of the period.

Application of FMR's environmental, social, and governance ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2026. Initial investment of $10,000. Class I $10,000 $10,116 $8,844 $8,740 $9,407 $9,695 Bloomberg MSCI Global Green USD Bond Index (Hedged USD) $10,000 $10,120 $8,921 $8,966 $9,691 $10,139 Bloomberg U.S. Aggregate Bond Index $10,000 $10,126 $8,960 $8,853 $9,499 $9,796 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 1.39% -0.57% -0.33% Bloomberg MSCI Global Green USD Bond Index (Hedged USD) 2.39% 0.51% 0.72% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% -0.04% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 35,022,546	$ 35,022,546	$ 35,022,546	$ 35,022,546	$ 35,022,546
Holdings Count | shares	216	216	216	216	216
Advisory Fees Paid, Amount	$ 153,454
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$35,022,546
Number of Holdings	216
Total Advisory Fee	$153,454
Portfolio Turnover	67%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 52.7 AAA 0.7 AA 0.6 A 15.4 BBB 22.8 BB 3.3 Not Rated 3.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 52.7 AAA - 0.7 AA - 0.6 A - 15.4 BBB - 22.8 BB - 3.3 Not Rated - 3.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.5 U.S. Treasury Obligations 35.0 U.S. Government Agency - Mortgage Securities 17.7 CMOs and Other Mortgage Related Securities 2.6 Foreign Government and Government Agency Obligations 1.4 Preferred Securities 1.3 Asset-Backed Securities 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.5 U.S. Treasury Obligations - 35.0 U.S. Government Agency - Mortgage Securities - 17.7 CMOs and Other Mortgage Related Securities - 2.6 Foreign Government and Government Agency Obligations - 1.4 Preferred Securities - 1.3 Asset-Backed Securities - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 79.6 United Kingdom 4.4 Germany 3.1 Netherlands 2.3 Italy 2.0 Canada 1.5 Ireland 1.3 Japan 1.1 Luxembourg 1.0 Others 3.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.6 United Kingdom - 4.4 Germany - 3.1 Netherlands - 2.3 Italy - 2.0 Canada - 1.5 Ireland - 1.3 Japan - 1.1 Luxembourg - 1.0 Others - 3.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 23.7 US Treasury Bonds 11.3 Freddie Mac Gold Pool 11.3 Fannie Mae Mortgage pass-thru certificates 6.0 Freddie Mac Multifamily Structured pass-thru certificates 2.3 Morgan Stanley 1.8 JPMorgan Chase & Co 1.3 AES Corp/The 1.0 Consolidated Edison Co of New York Inc 1.0 NatWest Group PLC 0.9 60.6
Fidelity Advisor Environmental Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class C
Trading Symbol	FEBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 144	1.43%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond   yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, an underweight in mortgage-backed securities detracted from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•The fund's yield-curve positioning also hurt.
•In contrast, positioning among investment-grade corporate bonds, particularly above-benchmark exposure to financials and security selection among industrials, contributed to the fund's relative performance.
•The fund's use of derivatives and currency contracts to hedge certain aspects of the portfolio's global holdings added value.
•Notable changes over the past 12 months included decreasing exposure to U.S. Treasurys and increasing the allocations to corporate-backed bonds and mortgage-backed securities in the second half of the period.

Application of FMR's environmental, social, and governance ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2026. Initial investment of $10,000. Class C $10,000 $10,090 $8,736 $8,560 $9,129 $9,305 Bloomberg MSCI Global Green USD Bond Index (Hedged USD) $10,000 $10,120 $8,921 $8,966 $9,691 $10,139 Bloomberg U.S. Aggregate Bond Index $10,000 $10,126 $8,960 $8,853 $9,499 $9,796 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) -0.46% -1.50% -1.27% Class C 0.52% -1.50% -1.27% Bloomberg MSCI Global Green USD Bond Index (Hedged USD) 2.39% 0.51% 0.72% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% -0.04% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 35,022,546	$ 35,022,546	$ 35,022,546	$ 35,022,546	$ 35,022,546
Holdings Count | shares	216	216	216	216	216
Advisory Fees Paid, Amount	$ 153,454
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$35,022,546
Number of Holdings	216
Total Advisory Fee	$153,454
Portfolio Turnover	67%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 52.7 AAA 0.7 AA 0.6 A 15.4 BBB 22.8 BB 3.3 Not Rated 3.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 52.7 AAA - 0.7 AA - 0.6 A - 15.4 BBB - 22.8 BB - 3.3 Not Rated - 3.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.5 U.S. Treasury Obligations 35.0 U.S. Government Agency - Mortgage Securities 17.7 CMOs and Other Mortgage Related Securities 2.6 Foreign Government and Government Agency Obligations 1.4 Preferred Securities 1.3 Asset-Backed Securities 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.5 U.S. Treasury Obligations - 35.0 U.S. Government Agency - Mortgage Securities - 17.7 CMOs and Other Mortgage Related Securities - 2.6 Foreign Government and Government Agency Obligations - 1.4 Preferred Securities - 1.3 Asset-Backed Securities - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 79.6 United Kingdom 4.4 Germany 3.1 Netherlands 2.3 Italy 2.0 Canada 1.5 Ireland 1.3 Japan 1.1 Luxembourg 1.0 Others 3.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.6 United Kingdom - 4.4 Germany - 3.1 Netherlands - 2.3 Italy - 2.0 Canada - 1.5 Ireland - 1.3 Japan - 1.1 Luxembourg - 1.0 Others - 3.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 23.7 US Treasury Bonds 11.3 Freddie Mac Gold Pool 11.3 Fannie Mae Mortgage pass-thru certificates 6.0 Freddie Mac Multifamily Structured pass-thru certificates 2.3 Morgan Stanley 1.8 JPMorgan Chase & Co 1.3 AES Corp/The 1.0 Consolidated Edison Co of New York Inc 1.0 NatWest Group PLC 0.9 60.6
Fidelity Advisor Environmental Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class A
Trading Symbol	FEBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond   yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, an underweight in mortgage-backed securities detracted from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•The fund's yield-curve positioning also hurt.
•In contrast, positioning among investment-grade corporate bonds, particularly above-benchmark exposure to financials and security selection among industrials, contributed to the fund's relative performance.
•The fund's use of derivatives and currency contracts to hedge certain aspects of the portfolio's global holdings added value.
•Notable changes over the past 12 months included decreasing exposure to U.S. Treasurys and increasing the allocations to corporate-backed bonds and mortgage-backed securities in the second half of the period.

Application of FMR's environmental, social, and governance ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,706 $8,465 $8,355 $8,966 $9,219 Bloomberg MSCI Global Green USD Bond Index (Hedged USD) $10,000 $10,120 $8,921 $8,966 $9,691 $10,139 Bloomberg U.S. Aggregate Bond Index $10,000 $10,126 $8,960 $8,853 $9,499 $9,796 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 4.00% sales charge) -2.79% -1.58% -1.31% Class A (without 4.00% sales charge) 1.26% -0.78% -0.54% Bloomberg MSCI Global Green USD Bond Index (Hedged USD) 2.39% 0.51% 0.72% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% -0.04% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 35,022,546	$ 35,022,546	$ 35,022,546	$ 35,022,546	$ 35,022,546
Holdings Count | shares	216	216	216	216	216
Advisory Fees Paid, Amount	$ 153,454
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$35,022,546
Number of Holdings	216
Total Advisory Fee	$153,454
Portfolio Turnover	67%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 52.7 AAA 0.7 AA 0.6 A 15.4 BBB 22.8 BB 3.3 Not Rated 3.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 52.7 AAA - 0.7 AA - 0.6 A - 15.4 BBB - 22.8 BB - 3.3 Not Rated - 3.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.5 U.S. Treasury Obligations 35.0 U.S. Government Agency - Mortgage Securities 17.7 CMOs and Other Mortgage Related Securities 2.6 Foreign Government and Government Agency Obligations 1.4 Preferred Securities 1.3 Asset-Backed Securities 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.5 U.S. Treasury Obligations - 35.0 U.S. Government Agency - Mortgage Securities - 17.7 CMOs and Other Mortgage Related Securities - 2.6 Foreign Government and Government Agency Obligations - 1.4 Preferred Securities - 1.3 Asset-Backed Securities - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 79.6 United Kingdom 4.4 Germany 3.1 Netherlands 2.3 Italy 2.0 Canada 1.5 Ireland 1.3 Japan 1.1 Luxembourg 1.0 Others 3.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.6 United Kingdom - 4.4 Germany - 3.1 Netherlands - 2.3 Italy - 2.0 Canada - 1.5 Ireland - 1.3 Japan - 1.1 Luxembourg - 1.0 Others - 3.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 23.7 US Treasury Bonds 11.3 Freddie Mac Gold Pool 11.3 Fannie Mae Mortgage pass-thru certificates 6.0 Freddie Mac Multifamily Structured pass-thru certificates 2.3 Morgan Stanley 1.8 JPMorgan Chase & Co 1.3 AES Corp/The 1.0 Consolidated Edison Co of New York Inc 1.0 NatWest Group PLC 0.9 60.6